FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) - Interest Rate Risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Increase in interest rate (as a percent)	1.00%	1.00%
Decrease in interest rate (as a percent)	(1.00%)	(1.00%)
Impact to P&L due to increase in interest rate	€ (296)	€ (1,164)
Impact to P&L due to decrease in interest rate	€ 296	€ 1,162